Capital Structure Financial Policies (Tables)	12 Months Ended
Dec. 31, 2023
Capital Structure Financial Policies
Schedule of components of ratios

	Capital
	Measure	December 31	December 31
($ millions)	Target	2023	2022
Components of ratios
Short-term debt		494	2 807
Current portion of long-term debt		-	-
Current portion of long-term lease liabilities		348	317
Long-term debt		11 087	9 800
Long-term lease liabilities		3 478	2 695
Total debt(1)		15 407	15 619
Less: Cash and cash equivalents		1 729	1 980
Net debt(1)		13 678	13 639
Shareholders’ equity		43 279	39 367
Total capitalization (total debt plus shareholders’ equity)		58 686	54 986
Adjusted funds from operations(2)		13 325	18 101
Net debt to adjusted funds from operations	<3.0 times	1.0	0.8
Total debt to total debt plus shareholders’ equity	20% - 35%	26.3%	28.4%
(1)	Total debt and net debt are non-GAAP financial measures.
(2)	Adjusted funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.